INCOME TAXES 10K (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Deferred Tax Assets and Liabilities
Deferred tax assets (liabilities) are comprised of the following (in thousands):

	As of December 31,
	2013	2012
United States
Net operating loss carryforwards	$43,328	$41,374
Gain on sale of membership interests in Nutra SA	403	374
Stock options and warrants	1,199	1,144
Intangible assets	1,194	960
Property	6,832	5,651
Capitalized expenses	652	715
Convertible debt	(112)	(399)
Other	451	86
Deferred tax assets	53,947	49,905
Less: Valuation allowance	(53,947)	(49,905)
	-	-
Brazil
Intangible assets	(228)	(490)
Property	(1,555)	(2,165)
Net operating loss carryforwards	2,381	960
Other	285	255
Net deferred tax asset (liability)	883	(1,440)
Less: Valuation allowance	(883)	-
	$-	$(1,440)

Deferred tax asset - current	$-	$234
Deferred tax liability - long-term	-	(1,674)
	$-	$(1,440)

Income (Loss) from Continuing Operations before Income Taxes	Loss before income taxes is comprised of the following (in thousands):
	2013	2012
Foreign	$(6,832)	$(5,051)
Domestic	(12,247)	(8,020)
Loss before income taxes	$(19,079)	$(13,071)

Effective Income Tax Rate Reconciliation
Reconciliations between the amount computed by applying the U.S. federal statutory tax rate (34%) to loss before income taxes, and income tax benefit follows (in thousands):

	2013	2012
Income tax benefit at federal statutory rate	$(6,487)	$(4,444)
Increase (decrease) resulting from:
State tax benefit, net of federal tax effect	(653)	(251)
Change in valuation allowance	4,927	(1,926)
Adjustment to capitalized costs deferred balances	-	443
Adjustment to stock option compensation deferred balances	-	1,602
Reduction in deferred balances for forfeited, expired or cancelled options	255	602
Expiration of U.S. net operating losses	415	1,460
Nontaxable fair value adjustment	350	(1,843)
Nondeductible convertible debt issuance expenses	521	2,285
Impact of state rate changes	(677)	-
Nondeductible expenses	6	10
Foreign taxes	-	6
Adjustments to Brazil deferred balances	-	(222)
Adjustments to U.S. deferred balances	(96)	343
Income tax benefit	$(1,439)	$(1,935)